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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices)  (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen North Carolina Municipal Bond Fund, for the quarter ended November 30, 2008. This series has August 31 fiscal year end.

Date of reporting period: November 30, 2008

Item 1 – Schedule of Investments

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

November 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.9%
AIRPORT 1.1%
Charlotte, NC Arpt. RB, Ser. B, 6.00%, 07/01/2015, (Insd. by MBIA)	$2,755,000	$2,761,998

CONTINUING CARE RETIREMENT COMMUNITY 6.4%
North Carolina Med. Care Commission Hlth. Care Facs. RB, First Mtge.:
Deerfield Proj., Ser. A, 6.00%, 11/01/2033	3,000,000	2,415,810
Glenaire Proj., 5.75%, 07/01/2019	1,750,000	1,480,868
North Carolina Med. Care Commission Retirement Facs. RB:
Cypress Glen Proj.:
Ser. B, 4.00%, 10/01/2026	2,750,000	2,708,200
Ser. C, 4.65%, 10/01/2034	2,000,000	1,988,160
First Mtge. Southminster Proj., Ser. A, 5.625%, 10/01/2027	5,650,000	4,095,967
Givens Estates Proj., Ser. A, 6.375%, 07/01/2023	3,000,000	3,475,560

		16,164,565

EDUCATION 10.8%
Austin, NC RB, Univ. of North Carolina Chapel Hill Proj., Ser. 2008-1085, 8.81%, 12/01/2036 +	10,000,000	8,824,000
North Carolina Capital Facs. Fin. Agcy. RB, Duke Univ. Proj., Ser. A, 5.00%, 10/01/2044	15,000,000	13,764,750
University of North Carolina Charlotte RB, Ser. B, 5.00%, 04/01/2036	5,000,000	4,648,200

		27,236,950

ELECTRIC REVENUE 21.7%
North Carolina Eastern Muni. Power Agcy. Power Sys. RB:
Ser. A:
5.00%, 01/01/2021	5,000,000	5,137,000
6.50%, 01/01/2018	3,750,000	4,034,700
Ser. B, 6.00%, 01/01/2022	5,415,000	5,380,723
Ser. C, 6.00%, 01/01/2018, (Insd. by AMBAC)	11,100,000	11,548,662
North Carolina Eastern Muni. Power Agcy. Power Sys. RRB, Ser. C, 7.00%, 01/01/2013, (Insd. by MBIA)	3,400,000	3,627,970
North Carolina Muni. Power Agcy. RB, Catawba Nuclear Power Proj.:
5.50%, 01/01/2013	10,000,000	10,767,000
Ser. B:
6.375%, 01/01/2013	5,000,000	5,165,200
6.50%, 01/01/2020	9,000,000	9,166,050

		54,827,305

GENERAL OBLIGATION – STATE 10.3%
North Carolina GO, Pub. Impt., Ser. A:
5.00%, 03/01/2017, ROL +	5,000,000	5,281,750
5.00%, 03/01/2020	20,000,000	20,634,600

		25,916,350

HOSPITAL 15.1%
Charlotte-Mecklenburg, NC Hosp. Auth. RB, Hlth. Care Sys., Ser. A:
5.00%, 01/15/2018, (Insd. by MBIA)	5,000,000	5,042,250
5.00%, 01/15/2019, (Insd. by MBIA)	4,500,000	4,463,775
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	5,000,000	4,570,050
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj., 5.20%, 09/01/2009	150,000	150,456
North Carolina Johnston Mem. Hosp. Auth. RB, Johnston Mem. Hosp. Proj., Ser. A, 5.25%, 10/01/2036	8,000,000	6,838,160
North Carolina Med. Care Commission RB:
Grace Hosp., Inc., 5.25%, 10/01/2013	3,825,000	3,811,804
Southeastern Regl. Med. Ctr., 5.50%, 06/01/2015	2,365,000	2,337,424
Stanley Mem. Hosp. Proj., 5.375%, 10/01/2014, (Insd. by AMBAC)	5,000,000	5,000,400
Transylvania Cmnty. Hosp., Inc.:
5.50%, 10/01/2012	500,000	459,755
5.75%, 10/01/2019	1,090,000	858,320
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2035	6,500,000	4,670,055

		38,202,449

1

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 3.1%
Burlington, NC Hsg. Auth. RB, Burlington Homes, Ser. A, 6.00%, 08/01/2009	$260,000	$260,543
North Carolina HFA RB:
Ser. 08-A:
6.00%, 07/01/2011	355,000	358,330
6.10%, 07/01/2013	410,000	411,931
Ser. 09-A:
5.60%, 07/01/2016	2,330,000	2,333,309
5.875%, 07/01/2031	4,245,000	3,741,501
North Carolina HFA SFHRB, Ser. JJ, 6.15%, 03/01/2011	815,000	829,621

		7,935,235

INDUSTRIAL DEVELOPMENT REVENUE 4.6%
Columbus Cnty., NC Indl. Facs. PCRB, Intl. Paper Co. Proj., Ser. A, 5.85%, 12/01/2020	2,950,000	2,116,419
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj., 5.75%, 08/01/2035	2,610,000	1,415,716
Wake Cnty., NC Indl. Facs. & PCRRB, Carolina Power & Light Co. Proj., 5.375%, 02/01/2017	8,130,000	8,119,756

		11,651,891

MISCELLANEOUS REVENUE 2.0%
Virgin Islands Pub. Fin. Auth. RRB, Ser. A, 5.40%, 10/01/2012	5,000,000	4,978,900

PRE-REFUNDED 2.8%
Charlotte, NC COP, Pub. Safety Facs. Proj.:
Ser. B, 5.50%, 12/01/2020	3,695,000	3,993,999
Ser. D, 5.50%, 06/01/2025	3,000,000	3,195,960

		7,189,959

SPECIAL TAX 5.6%
Puerto Rico Infrastructure Fin. Auth. RRB, Ser. C, 5.50%, 07/01/2018	15,000,000	14,274,450

TRANSPORTATION 3.3%
Puerto Rico Hwy. & Trans. Auth. RB, Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	7,150,000	8,245,166

WATER & SEWER 11.1%
Cape Fear, NC Water & Sewer Sys. RB:
5.00%, 08/01/2025	5,000,000	4,867,300
5.00%, 08/01/2031	5,000,000	4,653,400
5.00%, 08/01/2035	10,000,000	9,134,700
Raleigh, NC Comb Enterprise Sys. RB, Ser. A, 5.00%, 03/01/2036	10,000,000	9,377,600

		28,033,000

Total Municipal Obligations (cost $261,570,192)		247,418,218

	Shares	Value

SHORT-TERM INVESTMENTS 0.7%
MUTUAL FUND SHARES 0.7%
Evergreen Institutional Municipal Money Market Fund, Class I, 1.74% q ø (cost $1,886,855)	1,886,855	1,886,855

Total Investments (cost $263,457,047) 98.6%		249,305,073
Other Assets and Liabilities 1.4%		3,506,139

Net Assets 100.0%		$252,811,212

+	Inverse floating rate security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

2

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
ROL	Residual Option Longs
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of November 30, 2008:

North Carolina	84.4%
Puerto Rico	9.0%
U.S. Virgin Islands	2.0%
Minnesota	1.9%
Florida	1.8%
Oregon	0.1%
Non-state specific	0.8%

100.0%

On November 30, 2008, the aggregate cost of securities for federal income tax purposes was $263,457,047. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,231,253 and $18,383,227, respectively, with a net unrealized depreciation of $14,151,974.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Valuation hierarchy

On September 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2008 (unaudited)

As of November 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$1,886,855
Level 2 – Other Significant Observable Inputs	247,418,218
Level 3 – Significant Unobservable Inputs	0

Total	$249,305,073

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By:
W. Douglas Munn Principal Executive Officer

Date: January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
W. Douglas Munn Principal Executive Officer

Date: January 29, 2009

By:
Kasey Phillips Principal Financial Officer

Date: January 29, 2009